INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consist of the following:

	As of September 30,
	2025	2024
Raw materials	$964,215	$1,236,671
Work in progress	916,949	510,803
Self-produced products	562,577	485,344
Purchased products - clean-energy equipment	1,106,968	935,644
Purchased products - digitalization and integration equipment	102,671	2,228,172
Total inventories	$3,653,380	$5,396,634